Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss Per Share

Note 15 - Loss Per Share

The calculation of basic and diluted losses per share for the year ended on December 31, 2023, and 2022 was based on the losses attributable to the Company’s ordinary stockholders for the year divided by a weighted average number of ordinary shares outstanding. The calculation of basic and diluted losses per share for the years ended on December 31, 2023, and 2022 are as follows:

	For the years ended
	December 31 2023	December 31 2022
	US Dollars (In thousands)
Loss attributable to shareholders ($ in thousands)	(4,909)	(4,734)

Weighted average number of ordinary shares:

Balance at beginning of year	68,808,970	64,601,649
Effect of shares issued during the year	595,381	2,976,085

Weighted-average shares – basic and dilutive as at end of year	69,404,351	67,577,734

Basic and dilutive loss per share ($)	(0.07)	(0.07)

As of December 31, 2023, and 2022, options and warrants which were granted by the Group’s board of directors were not included in the loss per share computation because all such securities have an anti-dilutive effect for the year. Such securities totaled to 29,774,434 and 27,391,493, respectively.